Segment and Geographic Information - Summary of Total Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	$ 438,416	$ 617,257
North America [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	229,175	347,419
Europe [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	84,392	117,622
Middle East [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	75,390	96,532
Latin America [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	35,349	36,529
Other [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	14,110	19,155
Operating segments [Member] | E & P Technology & Services [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	243,067	265,505
Operating segments [Member] | E & P Operations Optimization [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	98,161	122,944
Operating segments [Member] | Ocean Bottom Services [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	35,792	56,637
Corporate and other [Member]
Segment Reporting of Assets by Segments and Geographical Areas
Total assets by geographic area	$ 61,396	$ 172,171